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                      BRIGHTHOUSE LIFE INSURANCE COMPANY

          BBRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED JUNE 30, 2018
                   TO THE PROSPECTUSES DATED APRIL 30, 2018

This supplement corrects, 1) the fee and expense information for Brighthouse Funds Trust II - MFS Value Portfolio (Class D) listed in the prospectus for Brighthouse Access Select Annuity and, 2) the fee and expense information for Brighthouse Funds Trust II - MFS Value Portfolio (Class A) listed in the prospectuses for the other variable annuity contracts listed below. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277, to request a free copy.

BRIGHTHOUSE FUNDS TRUST II--MFS VALUE PORTFOLIO
-----------------------------------------------

For Brighthouse Access Select Annuity, please replace the fees and expenses for Brighthouse Funds Trust II --MFS Value Portfolio (Class D), and for the other variable annuity contracts listed further below, please replace the fees and expenses for Brighthouse Funds Trust II --MFS Value Portfolio (Class A), with the applicable information below:

INVESTMENT PORTFOLIO             MANAGEMENT DISTRIBUTION  OTHER   ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                    FEE        AND/OR    EXPENSES   FUND    ANNUAL      AND/OR      ANNUAL
                                              SERVICE               FEES   OPERATING    EXPENSE    OPERATING
                                            (12B-1) FEES            AND    EXPENSES  REIMBURSEMENT EXPENSES
                                                                  EXPENSES
BRIGHTHOUSE FUNDS TRUST II

MFS(R) Value Portfolio--Class A     0.62%        --        0.02%     --      0.64%       0.06%       0.58%

MFS(R) Value Portfolio--Class D     0.62%       0.10%      0.02%     --      0.74%       0.06%       0.68%

Applies to prospectuses for the following variable annuity contracts:

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
----------------------------------------------------------

Brighthouse Access Select Annuity

Portfolio Architect Annuity

Universal Annuity

Universal Select Annuity

Vintage II (Series II) Variable Annuity

Vintage XTRA Annuity

BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
-------------------------------------------------------

Brighthouse Retirement Perspectives

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                             SUPP-MFSVALAD-0618